UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment			[]	Amendment Number:
This Amendment (Check only one.):	[] 	is a restatement
					[] 	adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:			PalmerDodge Advisors LLC
Address: 		111 Huntington Avenue
			18th Floor
			Boston, MA 02199

Form 13F File Number:	28-12431

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Diostenes R. Medina
Title:	Compliance Officer
Phone:	617-239-0790
Signature,			Place,				and Date of Signing:
Diostenes R. Medina		Boston, MA			August 6, 2008
Report Type (Check on Box):
                              [X]	13F HOLDINGS REPORT
                              []	13F NOTICE
			      []	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:	NONE

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		75
Form 13F Information Table Value Total:		94,302
List of Other Included Managers:		NONE


FORM 13F INFORMATION TABLE

NAME OF ISSUER	    TITLE OF CLASS  CUSIP       VALUE   SHARES/ SH/ PUT/ INVSTMT OTHER    VOTING AUTHORITY
			 		       (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
3M Co                          COM  88579Y101   770	11065   SH        SOLE	    	  11065
Abbott Laboratories            COM  002824100   151	2856    SH        SOLE		  2856
Air Products & Chemicals Inc   COM  009158106   217	2200    SH        SOLE		  2200
American International Group   COM  026874107   174	6568	SH 	  SOLE		  6568
Amgen Inc.                     COM  031162100   969	20548	SH 	  SOLE		  20548
Anadarko Petroleum Corp        COM  032511107   260	3480	SH 	  SOLE		  3480
Apache Corp                    COM  037411105   3320	23886	SH 	  SOLE		  23886
Applied Materials Inc          COM  038222105   444	23275	SH	  SOLE		  23275
Archer-Daniels-Midland Co      COM  039483102	574	17000	SH	  SOLE		  17000
Automatic Data Processing Inc  COM  053015103	406	9686	SH 	  SOLE		  9686
Baker Hughes Inc               COM  057224107	945	10823	SH 	  SOLE		  10823
Bank Of America Corp           COM  060505104	379	15880	SH 	  SOLE		  15880
Bank of New York Mellon        COM  064058100	575	15199	SH	  SOLE		  15199
Baxter International           COM  071813109	3214	50268	SH 	  SOLE		  50268
Biogen Idec Inc                COM  09062X103	116	2070	SH 	  SOLE		  2070
BP plc               SPONSORED ADR  055622104	2613	37557	SH 	  SOLE		  37557
Boeing Co                      COM  097023105	230	3500	SH 	  SOLE		  3500
Bunge Ltd                      COM  G16962105	2364	21950	SH 	  SOLE		  21950
Caterpillar Inc                COM  149123101	280	3790	SH 	  SOLE		  3790
Centurytel Inc.                COM  156700106	1077	30268	SH 	  SOLE		  30268
Charles Riv Laboratories Intl  COM  159864107	527	8250	SH 	  SOLE		  8250
Cisco Systems                  COM  17275R102	162	6946	SH 	  SOLE		  6946
CLARCOR Inc                    COM  179895107	316	9000	SH	  SOLE		  9000
Coca Cola                      COM  191216100	573	11020	SH 	  SOLE		  11020
Disney Walt Co          COM DISNEY  254687106	186	5970	SH 	  SOLE		  5970
Dominion Res Inc               COM  25746U109	1278	26906	SH 	  SOLE		  26906
Dow Chemical Company           COM  260543103	1810	51835	SH 	  SOLE		  51835
Duke Energy Corp.              COM  26441C105	488	28051	SH 	  SOLE		  28051
Emerson Electric Co            COM  291011104	288	5829	SH 	  SOLE		  5829
Exxon Mobil Corporation        COM  30231G102	3552	40300	SH 	  SOLE		  40300
Fiserv Inc                     COM  337738108	3560	78475	SH 	  SOLE		  78475
Franklin Resources             COM  354613101	1100	12000	SH 	  SOLE		  12000
General Electric               COM  369604103	1362	51045	SH 	  SOLE		  51045
Genzyme Corporation            COM  372917104	239	3326	SH	  SOLE		  3326
Hewlett-Packard Company        COM  428236103	559	12648	SH 	  SOLE		  12648
Intel Corp                     COM  458140100	1353	63005	SH 	  SOLE		  63005
International Business Machine COM  459200101	498	4200	SH 	  SOLE		  4200
Inverness Med Innovation       COM  46126P106	212	6404	SH 	  SOLE		  6404
IONA Technologies    SPONSORED ADR  46206P109	789	200200	SH 	  SOLE		  200200
iShares MSCI EAFE  MSCI EAFE INDEX  464287465	10640	154943	SH 	  SOLE		  154943
Johnson & Johnson              COM  478160104	4764	74045	SH 	  SOLE		  74045
JP Morgan Chase & Co           COM  46625H100	702	20457	SH 	  SOLE		  20457
Kraft Foods Inc                COM  50075N104	623	21900	SH 	  SOLE		  21900
Massmutual Corporate Inv       COM  576292106	101	3593	SH 	  SOLE		  3593
Maxim Integrated Products      COM  57772K101	312	14731	SH 	  SOLE		  14731
Medtronic Inc                  COM  585055106	763	14752	SH 	  SOLE		  14752
Microsoft Corp                 COM  594918104	716	26031	SH 	  SOLE		  26031
Nisource Inc Hldg Co           COM  65473P105	722	40308	SH 	  SOLE		  40308
Nokia ADR            SPONSORED ADR  654902204	162	6600	SH 	  SOLE		  6600
Northrop Grumman Corp          COM  666807102	2756	41200	SH 	  SOLE		  41200
Oracle Corp                    COM  68389X105	269	12800	SH 	  SOLE		  12800
PartnerRe Ltd                  COM  G6852T105	1265	18300	SH 	  SOLE		  18300
Penn West Energy           TR UNIT  707885109	100	2960	SH 	  SOLE		  2960
Pepsico                        COM  713448108	5929	93233	SH 	  SOLE		  93233
Pfizer                         COM  717081103	404	23102	SH 	  SOLE		  23102
Procter & Gamble Co            COM  742718109	832	13674	SH 	  SOLE		  13674
Reliance Steel & Aluminum      COM  759509102	879	11400	SH 	  SOLE		  11400
S&P 500 Depstry Recpts  UNIT SER 1  78462F103	8559	66880	SH 	  SOLE		  66880
S&P MidCap SPDRs        UNIT SER 1  595635103	409	2751	SH 	  SOLE		  2751
Sanofi-Aventis       SPONSORED ADR  80105N105	100	3000	SH 	  SOLE		  3000
Schlumberger Ltd               COM  806857108	453	4213	SH 	  SOLE		  4213
Seagate Technology Hldgs       SHS  G7945J104	561	29300	SH 	  SOLE		  29300
Southwest Airlines Co          COM  844741108	359	27500	SH 	  SOLE		  27500
State Street                   COM  857477103	3688	57627	SH 	  SOLE		  57627
Statoil ASA ADR      SPONSORED ADR  85771P102	1027	27487	SH 	  SOLE		  27487
Stryker Corp                   COM  863667101	2654	42210	SH 	  SOLE		  42210
Sysco Corporation              COM  871829107	213	7760	SH	  SOLE		  7760
Target Corporation             COM  87612E106	182	3920	SH 	  SOLE		  3920
Thermo Fisher Scientific       COM  883556102   1118    20055   SH        SOLE            20055
Toronto Dominion Bank      COM NEW  891160509	218	3502	SH 	  SOLE		  3502
VCA Antech Inc                 COM  918194101	1832	65950	SH 	  SOLE		  65950
Vodafone Group Plc   SPONS ADR NEW  92857W209	228	7746	SH 	  SOLE		  7746
Wal-Mart Stores Inc            COM  931142103	391	6957	SH 	  SOLE		  6957
Walgreen Co                    COM  931422109	2109	64882	SH	  SOLE		  64882
Wells Fargo & Co               COM  949746101	332	13980	SH 	  SOLE		  13980